Convertible Promissory Note	12 Months Ended
Dec. 31, 2021
Convertible Promissory Note [Abstract]
Convertible Promissory Note
Note 12.	Convertible Promissory Note

During the year ended December 31, 2021 and 2020, the Company entered into multiple US dollar denominated convertible note agreements, with each convertible note containing a guaranteed interest rate between 5% and 10%, a 5% original issue discount on the principal of the convertible note, incentive common shares of the Company and the right to convert at a fixed price of US $0.06 to US $0.08 per share. As the convertible note and embedded conversion feature are denominated in US dollars and the Company has a Canadian dollar functional currency, they are within the scope of IAS 32 – Financial Instruments: Presentation, the value of the conversion feature is subject to changes in value based on the prevailing market price, resulting in a derivative liability. On initial recognition, the Company used the residual value method to allocate the principal amount of the convertible note between the derivative liability and host debt components. The derivative liability was valued first using the Black Scholes option pricing model and the residual was allocated to the host debt component. As the fair value of the debt, when discounted using the Company’s discount rate of 11.31% was greater than the total consideration received, the incentive shares were allocated a value of $nil.

The derivative liability is remeasured at fair value through profit or loss at each reporting period using the Black-Scholes pricing model using the following assumptions:

	December 31, 2021	December 31, 2020

Risk-free interest rate	0.12%	0.10 – 0.34%
Estimated life	0.5-0.75 years	0.5-0.75 years
Expected volatility	97% - 140%	60% - 101%
Expected dividend yield	0.00%	0.00%

The convertible notes issued are as follows:

(1)         On April 14, 2020, the Company issued a convertible note to Tangiers Global LLC for US$367,500, with a guaranteed interest rate of 10% and an original issue discount of US$17,500. The convertible note provided for funding in two tranches: the first tranche of US$262,500 (CAD - $350,092) funded on April 17, 2020 (“First Tranche”) and the second tranche of US$105,000 (CAD - $139,893) funded on May 7, 2020 (“Second Tranche”). The convertible note had a maturity date of 225 days from the date the cash was received and could be converted into common shares of the Company at a fixed conversion price of US$0.06 per common share. As consideration for the convertible note the Company issued 600,000 common shares valued at $nil.

On initial measurement the Company fair valued the conversion option of the First Tranche at $85,981 and allocated the residual value of $264,111 to the loan. The Company amortized the loan to maturity using an effective interest rate of 37.12%. During the year ended December 31, 2020, the First Tranche was converted into 4,929,897 common shares valued at $756,919.

The conversion option on the Second Tranche was fair valued at $39,528 with the residual value of $100,365 allocated to the loan. The loan was amortized to maturity using an effective interest rate of 49.31%. The loan matured on December 18, 2020, and during the year ended December 31, 2021, the Second Tranche was converted into 1,975,822 common shares valued at $316,132. As of December 31, 2021, this note had been fully converted and settled the principal balance in full.

(2)        On June 29, 2020, the Company issued a convertible note to Tangiers Global LLC for US$210,000 (CAD - $273,526) with a guaranteed interest rate of 5% and an original issue discount of US$10,000. The note matures on February 9, 2021 and can be converted into common shares of the Company at a conversion price of US$0.08 per common share. As consideration for the convertible note the Company issued 300,000 common shares fair valued at $nil. The conversion option was fair valued at $60,816 with the residual value of $212,710 allocated to the loan. The loan is amortized to maturity using an effective interest rate of 33.98%. The loan was converted on January 13, 2021, into 2,756,250 common shares valued at $468,563. As of December 31, 2021, this note had been fully converted and settled the principal balance in full.
(3)         On September 29, 2020, the Company issued a convertible note to Tangiers Global LLC for an aggregate principal loan of $525,000, payable in four tranches with a guaranteed interest rate of 5% and an original issue discount of 5%. The note is convertible at a fixed conversion price of USD $0.06 per share. At the initial closing, US$157,500 (CAD - $201,178) was funded, and matured on March 28, 2021. As consideration for the first tranche of this convertible note the Company issued 150,000 common shares fair valued at $nil. The conversion option was fair valued at $47,535 with the residual value of $153,643 allocated to the loan. The loan is amortized to maturity using an effective interest rate of 37.44%. On February 2, 2021, the loan was converted into 2,756,250 common shares valued at $385,875.

On October 16, 2020, the second tranche of the convertible note funded for US$78,750 (CAD - $99,239) with a guaranteed interest rate of 5% and an original issue discount of US$3,750. The second tranche of this note matures on April 14, 2021 and can be converted into common shares of the Company at a conversion price of US$0.06 per common share. As consideration for the convertible note, the Company issued 75,000 common shares fair valued at $nil. The conversion option was fair valued at $29,544 with the residual value of $69,695 allocated to the loan. The loan is amortized to maturity using an effective interest rate of 48.62%. On February 17, 2021, the loan was converted into 1,378,125 common shares valued at $325,859.
On December 21, 2020, the third tranche of this convertible note funded for US$105,000 (CAD - $128,770) with a guaranteed interest rate of 5% and an original issue discount of US$5,000. The third tranche of this note matures on June 19, 2021 and can be converted into common shares of the Company at a conversion price of US$0.06 per common share. As consideration for the convertible note the Company issued 100,000 common shares fair valued at $nil. The conversion option was fair valued at $38,631 with the residual value of $90,139 allocated to the loan. The loan is amortized to maturity using an effective interest rate of 49.31%. On May 20, 2021, the loan was converted into 1,837,500 common shares valued at $248,063.
On January 15, 2021, the fourth tranche of this convertible note funded for US$183,750 (CAD - $222,651) with a guaranteed interest rate of 5% and an original issue discount of US$8,750. The fourth tranche of this note matures on July 14, 2021 and can be converted into common shares of the Company at a conversion price of US$0.06 per common share. As consideration for the convertible note the Company issued 175,000 common shares fair valued at $nil. The conversion option was fair valued at $66,795 with the residual value of $155,856 allocated to the loan. The loan is amortized to maturity using an effective interest rate of 52.26%. On May 20, 2021, the loan was converted into 3,215,625 common shares valued at $434,109. As of December 31, 2021, this note had been fully converted and settled the principal balance in full.
(4)         On March 12, 2021, the Company issued a three-tranche convertible note to Tangiers Global LLC for a face value of US$1,050,000. The first tranche was funded for US$367,500 (CAD - $436,699) with a guaranteed interest rate of 5% and an original issue discount of US$17,500. The first tranche of the note matures on September 8, 2021 and can be converted into common shares of the Company at a conversion price of US$0.13 per common share prior to the maturity date. As consideration for the convertible note the Company issued 300,000 common shares fair valued at $nil. The conversion option was fair valued at $157,212 with the residual value of $279,487 allocated to the loan. The loan is amortized to maturity using an effective interest rate of 67.96%. On September 22, 2021, the Company issued 2,670,925 common shares to settle US $184,000 of the outstanding balance. The shares were fair valued at $280,447. On November 15, 2021, the Company issued 1,922,707 common shares to settle US $100,000 of the outstanding balance, the shares were fair valued at $182,657. On December 7, 2021, the Company issued 2,111,252 common shares to settle US $83,500, the shares were fair valued at $158,344 and this issuance settled the principal balance of the first tranche in full.

On April 13, 2021, the second tranche of this note was funded for US$341,250 (CAD - $427,873) with a guaranteed interest rate of 5% and an original issue discount of US$16,250. This tranche of the note matures on October 10, 2021 and can be converted into common shares of the Company at a conversion price of US$0.13 per common share prior to the maturity date. The conversion option was fair valued at $10,817 and the loan was valued at $396,681. The loan is amortized to maturity using an effective interest rate of 4.88%. On December 7, 2021 and December 29, 2021, the Company issued 417,196 and 2,500,000 common shares to settle US $116,500 of the loan, the shares were fair valued at $31,290 and $137,500 respectively. At December 31, 2021, the outstanding balance of the second tranche was US $257,740 (CAD -$326,763).
On May 27, 2021, the third tranche of this note was funded for US$341,250 (CAD - $412,479) with a guaranteed interest rate of 5% and an original issue discount of US$16,250. This tranche of the note matures on November 23, 2021, and can be converted into common shares of the Company at a conversion price of US$0.13 per common share prior to the maturity date. The conversion option was fair valued at $18,356 and the loan was valued at $374,481. The loan is amortized to maturity using an effective interest rate of 5.98%. At December 31, 2021, the outstanding balance of the third tranche was US$365,733 (CAD $463,727). Between December 31, 2021 and the date of the filing of the annual report in May 2022, this note had been fully converted based upon the variable conversion price and settled the principal balance in full.
The balance of our outstanding convertible notes as of December 31, 2021 are set forth in the table below. As of the date of the filing of this amended Form 20-F/A, there remained no balance on the March 12, 2021 note as all tranches had been fully converted and the note retired.  See (5) below for a description and subsequent balance relating to the September 2021 convertible note.

Date of Note	USD Principal amount outstanding at December 31, 2021 (CAD)
April 13, 2021	$257,740 (CAD - $326,763)

May 27, 2021	$365,733 (CAD - $463,727)

September 15, 2021	$776,844 (CAD - $914,171)

November 23, 2021	$670,204 (CAD - $724,566)

Total amount outstanding	$2,070,521 (CAD - $2,429,227)

(5)         On closing of the Trucking Acquisition, the Company issued a convertible note to Tangiers Global LLC on September 15, 2021 with face value of up to US$2,300,000 receivable in four tranches. Each of the first three funded tranches will carry a 5% Original Issue Discount (or “OID”). As consideration of the convertible note, the Company shall issue 500,000 common shares to the noteholder for each of the first three funded tranches. As at December 31, 2021, the first tranche of US$735,000 and the second tranche of US$672,000 had been funded and 500,000 common shares were issued to the noteholder for each of the first two funded tranches, valued at $nil. Should any funded tranche under the terms of this Note not be paid or fully converted prior to the respective maturity dates, then it shall be convertible at the variable conversion price of 83% of the average of the two lowest volume weighted average price of the Company’s common shares during the 10 consecutive trading days prior to the notice of conversion; however, the variable conversion price is subject to a floor of $0.05 per share (Canadian)/$0.04 per share USD pursuant to the Company’s exchange listing policy.
The first tranche had a guaranteed interest rate of 8% and an original issue discount for US $35,000. The first tranche of the note matures on March 14, 2022 and can be converted into common shares of the Company at a conversion price of US $0.09 per common share. The conversion option was fair valued at $110,301 and the loan was fair valued at $776,844. The loan is amortized to maturity using an effective interest rate of 20.087%.
The second tranche had a guaranteed interest rate of 8% and an original issue discount for US $32,000. The second tranche of the note matures on May 23, 2022 and can be converted into common shares of the Company at a conversion price of US $0.09 per common share. The conversion option was fair valued at $140,643 and the loan was fair valued at $670,204. The loan is amortized to maturity using an effective interest rate of 25.55%
The fair value of the derivative liability at December 31, 2021 was $206,726 (2020 - $794,631). During the year ended December 31, 2021 the Company realized a loss on fair value of derivative liability of $164,168 (2020 - $287,661) related to conversion and a $51,781 (2020 - $587,577 unrealized loss) in unrealized gain from remeasurement of the outstanding derivative liabilities.
As of December 31, 2021, there remained a principal balance of $1,340,000 under this note; however, on May 2, 2022, $394,000 of this principal balance had been converted, leaving a remaining principal balance of $946,000 USD. In the event of a default under this Note, additional interest will accrue from the date of the event of default at the rate equal to the lower of 18% per annum or the highest rate permitted by law. See Item 5, Convertible notes, of this annual report for a more complete description of this note.
The changes in the fair value of the derivative and loan balances were as follows:

	Convertible Debt $	Derivative Liability $

Balance, December 31, 2019	-	-
Additions	890,663	302,035
Interest expense	77,640	-
Accretion	246,291	-
Change in fair value of derivative liability	-	866,238
Conversion of convertible debt	(384,820)	(373,642)
Foreign exchange on loan	(63,704)	-
Balance, December 31, 2020	766,070	794,631
Additions	2,653,829	503,848
Interest expense	198,092	-
Accretion	552,151	-
Change in fair value of derivative liability	-	112,387
Conversion of convertible debt	(1,766,066)	(1,204,140)
Foreign exchange on loan	25,151	-

Balance, December 31, 2021	2,429,227	206,726